Pension And Other Postretirement Employee Benefits (OPEB) Plans - Pension Plan Asset Measured at Fair Value on a Recurring Basis (Detail) - Pension Plan [Member] - Successor - USD ($) $ in Millions		Dec. 31, 2016	Oct. 02, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		$ 117	$ 124
Fair Value, Measurements, Recurring [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		117
Fair Value, Measurements, Recurring [Member] | Assets Measured at Net Asset Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets	[1]	31
Fair Value, Measurements, Recurring [Member] | Assets Measured at Net Asset Value [Member] | Interest Bearing Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		2
Fair Value, Measurements, Recurring [Member] | Assets Measured at Net Asset Value [Member] | Corporate Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets	[2]	6
Fair Value, Measurements, Recurring [Member] | Assets Measured at Net Asset Value [Member] | US Treasury Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		14
Fair Value, Measurements, Recurring [Member] | Assets Measured at Net Asset Value [Member] | International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		9
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		86
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Bearing Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		(4)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets	[2]	54
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | US Treasury Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets		30
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Municipal Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets	[3]	$ 6

[1]	Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to total Vistra Retirement Plan assets.
[2]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[3]	Other consists primarily of municipal bonds.